VAT receivable (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Statement [Line Items]
Tax refund entitlement, according to Ghana Revenue Agency			$ 20,500
VAT receivable reclassified to depletable mineral property interests	$ 2,600
VAT receivable	$ 5,070	$ 22,881